Consolidated Statements of Income and Comprehensive Income (Unaudited) - CAD ($) $ in Thousands	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Interest income:
Loans	$ 65,076	$ 46,855
Other	4,216	2,706
Interest income	69,292	49,561
Interest expense:
Deposits and other	41,271	23,841
Subordinated notes	1,453	1,446
Interest expense	42,724	25,287
Net interest income	26,568	24,274
Non-interest income	2,283	1,644
Total revenue	28,851	25,918
Provision for (recovery of) credit losses (note 5)	(127)	385
Revenue less provision for credit loss	28,978	25,533
Non-interest expenses:
Salaries and benefits	6,538	8,257
General and administrative	4,333	3,126
Premises and equipment	1,153	952
Noninterest expense	12,024	12,335
Income before income taxes	16,954	13,198
Income tax provision (note 10)	4,255	3,781
Net income	12,699	9,417
Other comprehensive income (loss):
Foreign exchange gain (loss) on translation of foreign operations	(58)	(27)
Comprehensive income	$ 12,641	$ 9,390
Basic and diluted income per common share (note 11) (in CAD per share)	$ 0.48	$ 0.34